Document and Entity Information	Apr. 19, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001585389
Document Type	8-K
Document Period End Date	Apr. 19, 2022
Entity Registrant Name	SmartStop Self Storage REIT, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-55617
Entity Tax Identification Number	46-1722812
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	(877)
Local Phone Number	327-3485
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false